Segment Information - Summary of Carrying Amounts of Mineral Licenses and Property, Plant and Equipment Pertaining to Group's Major Operations (Detail) - Operating segments [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	₽ 221,947	₽ 231,115
Domestic - Russia [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	219,504	228,825
Germany [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	1,532	1,407
Austria [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	637	589
Czech Republic [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	224	216
Romania [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	20	41
Domestic - other [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	₽ 30	₽ 37